S000022341 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	181 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%	1.70%	3.64%
Nifty 50 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.00%	11.41%	9.08%
iShares India 50 ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.02%	8.17%	6.94%
Performance Inception Date					Nov. 18, 2009
iShares India 50 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.96%	7.43%	6.53%
iShares India 50 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.42%	6.21%	5.49%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	On November 9, 2015, the name of the Fund's Underlying Index changed from the CNX Nifty IndexTM to the Nifty 50 IndexTM.